Columbia Variable Portfolio – Commodity Strategy Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not Federally Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 19.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	60,285	60,795
Series 2024-2PL Class A
10/27/2031	5.070%	225,000	225,849
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	88,315	89,624
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	350,000	357,095
Series 2023-X1 Class A
11/15/2028	7.110%	48,561	48,750
Series 2024-X1 Class A
05/15/2029	6.270%	318,414	319,754
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	40,046	40,078
Carmax Auto Owner Trust
Series 2022-4 Class A3
08/16/2027	5.340%	87,049	87,507
Series 2023-3 Class A3
05/15/2028	5.280%	500,000	506,651
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	200,000	201,567
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	278,867	279,717
Series 2024-N3 Class A2
12/10/2027	4.840%	550,000	550,436
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	227,985	225,337
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	148,842	146,427
Series 2024-A Class A2
07/15/2027	5.190%	620,163	621,474
Series 2024-C Class A2A
02/18/2028	4.300%	450,000	449,873
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	13,014	12,964
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	500,000	508,207
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dllmt LLC(a)
Series 2021-1A Class A3
07/21/2025	1.000%	64,121	63,793
DT Auto Owner Trust(a)
Series 2022-3A Class A
10/15/2026	6.050%	3,147	3,147
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	139,738	140,274
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	17,206	17,185
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	541,625	527,110
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	278,482	277,216
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	32,762	32,612
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	200,000	199,955
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	500,000	505,487
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	228,348	229,047
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	116,287	115,502
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 Class A3
04/16/2026	0.510%	58,032	57,738
Series 2023-1 Class A2A
03/16/2026	5.190%	115,813	115,848
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A1
06/25/2025	5.850%	30,744	30,825
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	351,196	348,709
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	100,000	100,030
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	162,500	161,556

Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	41,922	41,945
Series 2024-2A Class A2
10/20/2031	5.500%	250,000	252,030
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	748,120	743,819
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	26,778	26,666
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	22,556	22,254
Kubota Credit Owner Trust(a)
Series 2021-1A Class A3
08/15/2025	0.620%	4,050	4,042
Series 2024-2A Class A2
04/15/2027	5.450%	325,000	329,050
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	15,177	14,922
Marlette Funding Trust(a)
Series 2023-3A Class A
09/15/2033	6.490%	33,143	33,168
Series 2024-1A Class A
07/17/2034	5.950%	75,202	75,620
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	43,565	43,682
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	137,638	139,515
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	483,042	487,602
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	310,000	314,945
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	166,102	168,925
Series 2024-2 Class A
08/15/2031	6.319%	300,545	305,610
Series 2024-3 Class A
10/15/2031	6.258%	459,023	465,571
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	225,000	227,933
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PEAC Solutions Receivables LLC(a),(b),(c)
Series 2024-2A Class A2
04/20/2027	4.740%	250,000	249,974
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	26,623	26,730
Series 2024-1A Class A
08/15/2029	6.120%	82,981	83,221
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	160,336	161,222
Series 2024-2A Class A
07/15/2031	5.880%	578,235	581,841
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	89,212	90,236
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	194,203	194,475
Series 2023-3 Class A2
08/17/2026	6.080%	26,250	26,273
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	394,126	390,519
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	275,000	274,713
Santander Retail Auto Lease Trust(a)
Series 2022-B Class A3
11/20/2025	3.280%	55,175	55,103
Santander Revolving Auto Loan Trust(a)
Subordinated Series 2019-A Class C
01/26/2032	3.000%	275,000	273,776
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	850,000	865,353
Series 2024-A Class A4
01/22/2029	5.240%	725,000	734,220
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	200,000	201,858
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	650,000	650,330
Toyota Auto Receivables Owner Trust
Series 2022-A Class A3
06/15/2026	1.230%	153,983	152,162
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	131,744	132,079
Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	7,613	7,532
Series 2021-ST9 Class A
11/20/2029	1.700%	17,028	16,952
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,225,000	1,211,649
Series 2023-2 Class A
04/13/2028	4.890%	1,175,000	1,176,230
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	600,000	603,174
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	749,591	744,697
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	620,000	627,844
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	5,622	5,611
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	9,027	9,007
Total Asset-Backed Securities — Non-Agency (Cost $20,706,651)			20,902,219

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	218,392	214,466
COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	348,737	345,283
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A4
10/15/2048	3.372%	975,000	963,854
Series 2015-C25 Class A5
10/15/2048	3.635%	50,000	49,279
Series 2015-C27 Class A3
12/15/2047	3.473%	515,910	510,707
Series 2016-C31 Class ASB
11/15/2049	2.952%	142,336	140,529
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	392,668	385,331
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	449,798	445,923
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-C30 Class A4
09/15/2058	3.664%	300,000	296,735
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,305,703)			3,352,107

Corporate Bonds & Notes 25.3%

Aerospace & Defense 1.0%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	284,000	281,182
Boeing Co. (The)
05/01/2025	4.875%	285,000	284,029
L3Harris Technologies, Inc.
12/15/2026	3.850%	285,000	283,111
United Technologies Corp.
08/16/2025	3.950%	285,000	283,496
Total			1,131,818
Automotive 0.3%
Toyota Motor Credit Corp.(d)
SOFR + 0.770% 08/07/2026	5.610%	280,000	281,526
Banking 7.3%
Bank of America Corp.(d)
SOFR + 1.330% 04/02/2026	6.170%	550,000	551,932
Bank of Montreal(e)
09/10/2027	4.567%	285,000	287,181
Bank of New York Mellon Corp. (The)(e)
07/24/2026	4.414%	285,000	284,513
Bank of Nova Scotia (The)(d)
SOFR + 1.090% 06/12/2025	5.930%	250,000	251,053
BB&T Corp
06/05/2025	3.700%	285,000	282,821
Canadian Imperial Bank of Commerce(d)
SOFR + 0.940% 04/07/2025	5.780%	250,000	250,751
Citigroup, Inc.(d)
SOFR + 1.528% 03/17/2026	6.368%	525,000	527,167
Commonwealth Bank of Australia(a),(d)
SOFR + 0.630% 09/12/2025	5.470%	82,000	82,161
Cooperatieve Rabobank UA(d)
SOFR + 0.620% 08/28/2026	5.460%	285,000	285,410

Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(e)
08/10/2026	5.798%	500,000	504,505
HSBC Holdings PLC(e)
04/18/2026	1.645%	335,000	328,813
JPMorgan Chase & Co.(e)
11/19/2026	1.045%	600,000	576,761
Morgan Stanley(e)
10/21/2025	1.164%	525,000	523,428
National Australia Bank Ltd.
12/10/2025	4.750%	250,000	251,506
PNC Financial Services Group, Inc. (The)(e)
07/23/2027	5.102%	285,000	289,078
Royal Bank of Canada(d)
SOFR + 0.790% 07/23/2027	5.630%	275,000	275,465
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	250,000	242,128
State Street Corp.(e)
05/18/2026	5.104%	277,000	277,754
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	300,000	298,137
Toronto-Dominion Bank (The)(d)
SOFR + 1.080% 07/17/2026	5.920%	275,000	277,139
U.S. Bancorp
07/22/2026	2.375%	300,000	291,885
UBS Group AG(a),(e)
01/30/2027	1.364%	275,000	263,275
Wells Fargo & Co.(e)
08/15/2026	4.540%	500,000	499,219
Westpac Banking Corp.(d)
SOFR + 0.420% 04/16/2026	5.260%	285,000	284,834
Total			7,986,916
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	275,000	282,729
Comcast Corp.
10/15/2025	3.950%	290,000	289,176
Total			571,905
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	300,000	289,928
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	295,000	289,516
John Deere Capital Corp.
03/06/2026	4.950%	280,000	283,555
Total			573,071
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	296,000	285,993
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	250,000	247,736
Total			533,729
Electric 2.3%
CenterPoint Energy, Inc.
06/01/2026	1.450%	275,000	262,305
Dominion Energy, Inc.
04/15/2026	1.450%	275,000	263,440
DTE Energy Co.
11/01/2024	4.220%	230,000	229,699
Duke Energy Corp.
09/15/2025	0.900%	297,000	286,941
Eversource Energy
08/15/2025	0.800%	238,000	230,130
Georgia Power Co.(d)
SOFR + 0.750% 05/08/2025	5.590%	225,000	225,639
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	275,000	277,885
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	263,000	254,355
WEC Energy Group, Inc.
09/27/2025	5.000%	275,000	276,205
Xcel Energy, Inc.
06/01/2025	3.300%	197,000	194,904
Total			2,501,503
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	310,000	308,669
Campbell Soup Co.
03/20/2026	5.300%	225,000	228,283
Diageo Capital PLC
09/29/2025	1.375%	200,000	194,284
Kraft Heinz Foods Co.
06/01/2026	3.000%	187,000	183,246
Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.
05/04/2025	1.500%	275,000	269,614
PepsiCo, Inc.(d)
SOFR + 0.400% 11/12/2024	5.240%	200,000	200,004
Tyson Foods, Inc.
06/02/2027	3.550%	295,000	289,459
Total			1,673,559
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	275,000	271,639
CVS Health Corp.
07/20/2025	3.875%	275,000	273,047
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	290,000	293,127
HCA, Inc.
02/15/2026	5.875%	275,000	277,906
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	250,000	249,472
Total			1,365,191
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	302,000	290,482
UnitedHealth Group, Inc.(d)
SOFR + 0.500% 07/15/2026	5.340%	290,000	290,748
Total			581,230
Independent Energy 0.7%
Occidental Petroleum Corp.
08/01/2027	5.000%	225,000	228,101
Pioneer Natural Resources Co.
03/29/2026	5.100%	250,000	253,515
Woodside Finance Ltd.(a)
03/05/2025	3.650%	258,000	256,439
Total			738,055
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	230,000	226,589
Life Insurance 1.1%
Corebridge Global Funding(a)
06/24/2026	5.350%	250,000	254,579
Met Tower Global Funding(a)
06/20/2026	5.400%	250,000	255,200
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Global Funding(a)
06/24/2025	0.950%	116,000	112,959
Pricoa Global Funding I(a)
09/01/2025	0.800%	325,000	314,600
Principal Life Global Funding II(a)
11/17/2026	1.500%	300,000	284,189
Total			1,221,527
Media and Entertainment 0.3%
Discovery Communications LLC
03/11/2026	4.900%	280,000	279,803
Midstream 1.7%
Enbridge, Inc.
11/15/2026	5.900%	275,000	283,997
Energy Transfer Partners LP
01/15/2026	4.750%	265,000	265,354
Enterprise Products Operating LLC
01/10/2026	5.050%	250,000	252,927
Kinder Morgan, Inc.
06/01/2025	4.300%	275,000	273,816
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	275,000	274,720
Western Gas Partners LP
07/01/2026	4.650%	275,000	274,988
Williams Companies, Inc. (The)
09/15/2025	4.000%	280,000	278,297
Total			1,904,099
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	300,000	290,550
Pharmaceuticals 1.6%
AbbVie, Inc.
03/15/2025	3.800%	285,000	283,914
Amgen, Inc.
05/01/2025	3.125%	265,000	262,591
AstraZeneca PLC
11/16/2025	3.375%	265,000	262,886
Bristol-Myers Squibb Co.
02/20/2026	4.950%	250,000	253,207
Gilead Sciences, Inc.
03/01/2026	3.650%	275,000	272,808
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	260,000	261,634

Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
05/15/2026	2.625%	200,000	195,846
Total			1,792,886
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	285,000	281,646
Loews Corp.
04/01/2026	3.750%	275,000	273,596
Total			555,242
Railroads 0.5%
CSX Corp.
11/01/2025	3.350%	265,000	262,497
Union Pacific Corp.
01/15/2025	3.250%	252,000	250,671
Total			513,168
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	236,000	240,822
Technology 1.0%
Broadcom, Inc.
11/15/2025	3.150%	295,000	290,936
Microchip Technology, Inc.
09/01/2025	4.250%	285,000	283,970
NXP BV/Funding LLC
03/01/2026	5.350%	280,000	282,838
Oracle Corp.
07/15/2026	2.650%	300,000	291,753
Total			1,149,497
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	289,000	287,042
Wireless 0.5%
American Tower Corp.
01/15/2025	2.950%	275,000	273,076
T-Mobile US, Inc.
04/15/2027	3.750%	290,000	286,480
Total			559,556
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	300,000	289,055
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/20/2025	0.850%	300,000	288,365
Total			577,420
Total Corporate Bonds & Notes (Cost $27,564,496)			27,826,632

Foreign Government Obligations(f) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	290,000	277,447
Province of Quebec
07/23/2025	0.600%	300,000	291,462
Total			568,909
Total Foreign Government Obligations (Cost $567,030)			568,909

Residential Mortgage-Backed Securities - Non-Agency 2.9%

Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.180%	121,575	122,470
JP Morgan Mortgage Trust(a),(d)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.463%	425,000	425,000
PRET LLC(a),(g)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	780,017	793,769
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	99,128	100,048
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	522,182	532,781
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	132,943	131,676
RCO Mortgage LLC(a),(g)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	75,311	75,850
Towd Point Mortgage Trust(a),(g)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	335,329	323,892
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	579,426	573,690
VCAT LLC(a),(g)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	67,779	67,547
Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	83,575	82,593
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $3,222,256)			3,229,316

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
11/12/2024	4.960%	575,000	571,660
Total Treasury Bills (Cost $571,573)			571,660

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(d)
SOFR + 0.180% 03/07/2025	5.020%	225,000	225,132
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
01/07/2025	1.625%	350,000	347,174
Total U.S. Government & Agency Obligations (Cost $571,796)			572,306

Money Market Funds 35.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(h),(i)	39,315,627	39,311,695
Total Money Market Funds (Cost $39,303,326)		39,311,695
Total Investments in Securities (Cost: $95,812,831)		96,334,844
Other Assets & Liabilities, Net		13,896,000
Net Assets		110,230,844
At September 30, 2024, securities and/or cash totaling $7,476,733 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	2	11/2024	USD	142,920	3,350	—
Brent Crude	24	11/2024	USD	1,715,040	—	(26,412)
Brent Crude	21	01/2025	USD	1,494,780	—	(137,005)
Brent Crude	42	03/2025	USD	2,985,360	—	(294,102)
Brent Crude	21	05/2025	USD	1,490,580	33,666	—
Cocoa	8	12/2024	USD	617,760	66,727	—
Coffee	7	12/2024	USD	709,406	231,257	—
Coffee	19	03/2025	USD	1,909,144	324,238	—
Coffee	19	05/2025	USD	1,889,906	202,285	—
Copper	4	12/2024	USD	455,300	78,712	—
Copper	24	03/2025	USD	2,744,400	81,761	—
Copper	24	05/2025	USD	2,755,500	259,114	—
Corn	26	12/2024	USD	552,175	35,254	—
Corn	1	12/2024	USD	21,238	—	(4)
Corn	102	03/2025	USD	2,250,375	83,034	—
Corn	100	05/2025	USD	2,253,750	95,824	—
Cotton	15	12/2024	USD	552,075	12,206	—
Cotton	16	03/2025	USD	602,880	18,047	—
Cotton	16	05/2025	USD	612,160	45,113	—
Feeder Cattle	11	01/2025	USD	1,313,263	50,896	—
Gas Oil	15	11/2024	USD	990,375	—	(69,304)
Gas Oil	8	01/2025	USD	525,200	—	(72,336)
Gas Oil	8	03/2025	USD	525,600	—	(61,616)

Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	16	05/2025	USD	1,049,600	—	(25,394)
Gold 100 oz.	12	12/2024	USD	3,191,280	612,641	—
Gold 100 oz.	15	02/2025	USD	4,021,950	75,619	—
Gold 100 oz.	30	04/2025	USD	8,097,600	623,350	—
Gold 100 oz.	15	06/2025	USD	4,075,650	183,633	—
Hard Red Winter Wheat	4	12/2024	USD	116,750	2,725	—
Hard Red Winter Wheat	9	12/2024	USD	262,688	—	(89)
Hard Red Winter Wheat	24	03/2025	USD	717,900	4,409	—
Hard Red Winter Wheat	24	05/2025	USD	729,000	18,666	—
Lead	10	11/2024	USD	519,818	12,661	—
Lead	4	01/2025	USD	210,544	—	(2,924)
Lead	4	03/2025	USD	213,194	—	(2,626)
Lead	7	05/2025	USD	377,465	19,492	—
Lean Hogs	36	12/2024	USD	1,055,160	14,711	—
Lean Hogs	13	02/2025	USD	402,350	22,258	—
Lean Hogs	24	04/2025	USD	794,640	77,637	—
Lean Hogs	11	06/2025	USD	414,590	7,324	—
Live Cattle	29	12/2024	USD	2,143,680	45,403	—
Live Cattle	11	02/2025	USD	817,740	2,361	—
Live Cattle	22	04/2025	USD	1,641,640	25,950	—
Live Cattle	11	06/2025	USD	793,100	26,282	—
Natural Gas	74	10/2024	USD	2,163,020	66,318	—
Natural Gas	53	12/2024	USD	1,909,060	—	(25,063)
Natural Gas	60	02/2025	USD	1,910,400	59,545	—
Natural Gas	124	04/2025	USD	3,795,640	197,576	—
Nickel	2	11/2024	USD	208,986	11,362	—
Nickel	5	01/2025	USD	527,094	—	(15,852)
Nickel	5	03/2025	USD	531,774	10,173	—
Nickel	11	05/2025	USD	1,179,848	86,857	—
NY Harbor ULSD Heat Oil	7	10/2024	USD	633,394	—	(71,161)
NY Harbor ULSD Heat Oil	4	12/2024	USD	364,829	—	(56,136)
NY Harbor ULSD Heat Oil	4	02/2025	USD	364,375	—	(35,683)
NY Harbor ULSD Heat Oil	9	04/2025	USD	816,404	—	(15,464)
Primary Aluminum	8	11/2024	USD	520,322	59,408	—
Primary Aluminum	16	01/2025	USD	1,045,736	34,260	—
Primary Aluminum	16	03/2025	USD	1,053,736	32,431	—
Primary Aluminum	31	05/2025	USD	2,056,339	187,364	—
RBOB Gasoline	48	10/2024	USD	3,901,162	—	(209,856)
RBOB Gasoline	5	12/2024	USD	398,433	—	(44,222)
RBOB Gasoline	5	02/2025	USD	404,481	—	(41,202)
RBOB Gasoline	3	04/2025	USD	266,225	7,008	—
RBOB Gasoline	7	04/2025	USD	621,193	—	(32,938)
Silver	7	12/2024	USD	1,101,030	242,101	—
Silver	17	03/2025	USD	2,706,655	165,466	—
Silver	16	05/2025	USD	2,565,920	256,462	—
Soybean	1	11/2024	USD	52,850	871	—
Soybean	21	11/2024	USD	1,109,850	—	(63,839)
Soybean	11	01/2025	USD	591,388	35,052	—
Soybean	9	01/2025	USD	483,863	—	(26,393)
Soybean	4	03/2025	USD	217,700	8,484	—
Soybean	16	03/2025	USD	870,800	—	(3,320)
Soybean	39	05/2025	USD	2,147,925	95,640	—
Soybean Meal	25	12/2024	USD	854,000	70,989	—
Soybean Meal	21	01/2025	USD	717,990	42,973	—
Soybean Meal	21	03/2025	USD	720,090	47,758	—
Soybean Meal	41	05/2025	USD	1,409,170	77,450	—
Soybean Oil	19	12/2024	USD	493,734	45,277	—
Soybean Oil	14	01/2025	USD	363,888	21,915	—
Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	11	01/2025	USD	285,912	—	(2,927)
Soybean Oil	25	03/2025	USD	651,750	—	(8,932)
Soybean Oil	50	05/2025	USD	1,309,500	82,041	—
Sugar #11	41	02/2025	USD	1,031,822	150,044	—
Sugar #11	111	04/2025	USD	2,616,936	306,262	—
Wheat	9	12/2024	USD	262,800	9,084	—
Wheat	38	03/2025	USD	1,148,075	12,755	—
Wheat	37	05/2025	USD	1,139,138	36,601	—
WTI Crude	14	10/2024	USD	954,380	22,739	—
WTI Crude	14	10/2024	USD	954,380	—	(4,734)
WTI Crude	22	12/2024	USD	1,485,000	—	(148,543)
WTI Crude	22	02/2025	USD	1,478,400	—	(128,675)
WTI Crude	44	04/2025	USD	2,948,880	—	(72,614)
Zinc	43	11/2024	USD	3,314,236	300,466	—
Zinc	8	01/2025	USD	619,860	74,898	—
Zinc	8	03/2025	USD	622,260	57,570	—
Zinc	16	05/2025	USD	1,244,720	149,688	—
Total					6,461,494	(1,699,366)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(5)	12/2024	USD	(1,041,211)	2,332	—
U.S. Treasury 2-Year Note	(59)	12/2024	USD	(12,286,289)	—	(28,715)
Total					2,332	(28,715)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $19,991,114, which represents 18.14% of total net assets.

(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $249,974, which represents 0.23% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(h)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	11,041,418	85,288,856	(57,023,445)	4,866	39,311,695	(1,059)	962,107	39,315,627

Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2024 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Commodity Strategy Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7001_12_C01_(11/24)